Loss per share (Details) - shares	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Statement [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	205,516	197,808
RSUs [Member]
Statement [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	32,690	0
Represents information of warrant. [Member]
Statement [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	130,370	158,831
Stock Options [Member]
Statement [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	42,456	38,977